UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires:      May 31, 2007|
                                                   |Estimated average burden  |
                                                   |hours per response...21.09|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032
                                   --------------------------------------------

                          BARON INVESTMENT FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   September 30
                         --------------------

Date of reporting period:  June 30, 2006
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (8-05)

ITEM 1.


BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

   Shares                                                               Cost           Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (96.27%)
----------------------------------------------------------------------------------------------------
             ADVERTISING SERVICES (0.82%)
  425,000    Getty Images, Inc.*                                        $ 28,468,520   $ 26,991,750

             APPAREL (1.76%)
1,050,000    Polo Ralph Lauren Corp., Cl A                                22,642,344     57,645,000

             BUILDING MATERIALS (0.61%)
  400,000    Florida Rock Industries, Inc.                                25,028,235     19,868,000

             BUSINESS SERVICES (10.50%)
1,400,000    Brown & Brown, Inc.                                          29,309,040     40,908,000
4,190,000    ChoicePoint, Inc.*                                           47,851,592    175,016,300
1,300,000    Iron Mountain, Inc.*                                         36,556,664     48,594,000
1,150,000    Robert Half Intl., Inc.                                       1,202,006     48,300,000
  625,000    SEI Investments Co.                                          23,692,162     30,550,000
                                                                         -----------    -----------
                                                                         138,611,464    343,368,300
             CONSULTING (1.15%)
1,000,000    Hewitt Associates, Inc.*                                     23,902,496     22,480,000
  280,000    Moody's Corp.                                                 7,256,123     15,248,800
                                                                         -----------    -----------
                                                                          31,158,619     37,728,800
             DISTRIBUTION (1.79%)
  800,000    Fastenal Co.                                                 34,012,532     32,232,000
  600,000    Pool Corp. (formerly known as
              SCP Pool Corp.)                                             28,003,741     26,178,000
                                                                         -----------    -----------
                                                                          62,016,273     58,410,000
             EDUCATION (1.65%)
  500,000    Apollo Group, Inc., Cl A*                                     4,894,672     25,835,000
1,275,000    DeVry, Inc.*                                                  7,614,588     28,011,750
                                                                         -----------    -----------
                                                                          12,509,260     53,846,750
             ENERGY SERVICES (6.94%)
  350,000    Arch Coal, Inc.                                               8,679,590     14,829,500
  550,000    Helmerich & Payne, Inc.                                      37,021,701     33,143,000
  500,000    SEACOR Holdings, Inc.*                                       14,322,278     41,050,000
  200,000    Ultra Petroleum Corp.*                                        4,847,419     11,854,000
  299,999    Valero Energy Corp.                                          10,642,371     19,955,934
2,400,000    XTO Energy, Inc.                                             18,213,449    106,248,000
                                                                         -----------    -----------
                                                                          93,726,808    227,080,434
             FINANCIAL SERVICES - ASSET MANAGEMENT (3.89%)
  600,000    AllianceBernstein Holding L.P.                               28,433,768     36,684,000
  950,000    Eaton Vance Corp.                                            20,863,872     23,712,000
  850,000    Nuveen Investments, Inc., Cl A                               28,950,827     36,592,500
  800,000    T. Rowe Price Group, Inc.                                    21,584,167     30,248,000
                                                                         -----------    -----------
                                                                          99,832,634    127,236,500
             FINANCIAL SERVICES - BANKING (1.06%)
  450,000    City National Corp.                                          32,695,656     29,290,500
  150,000    Commerce Bancorp, Inc.                                        3,694,838      5,350,500
                                                                         -----------    -----------
                                                                          36,390,494     34,641,000
             FINANCIAL SERVICES - BROKERAGE AND EXCHANGES (9.04%)
8,800,000    Charles Schwab Corp.                                         21,422,499    140,624,000
  255,000    Chicago Mercantile Exchange
              Holdings, Inc., Cl A                                        18,498,371    125,243,250
1,000,000    Jefferies Group, Inc.                                        29,505,852     29,630,000
                                                                         -----------    -----------
                                                                          69,426,722    295,497,250

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Shares                                                               Cost           Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (cont'd)
----------------------------------------------------------------------------------------------------
             FINANCIAL SERVICES - INSURANCE (4.72%)
1,000,000    Arch Capital Group, Ltd.*                                   $33,841,383    $59,460,000
  850,000    Assurant, Inc.                                               28,107,970     41,140,000
  900,000    Axis Capital Holdings, Ltd.                                  22,637,258     25,749,000
  950,000    HCC Insurance Holdings, Inc.                                 29,895,422     27,968,000
                                                                         -----------    -----------
                                                                         114,482,033    154,317,000
             FINANCIAL SERVICES - MISCELLANEOUS (1.99%)
  700,000    The First Marblehead Corp.                                   24,434,142     39,858,000
  125,000    The Student Loan Corp.                                       17,812,742     25,250,000
                                                                         -----------    -----------
                                                                          42,246,884     65,108,000
             GAMING SERVICES (0.76%)
  700,000    Scientific Games Corp., Cl A*                                20,327,603     24,934,000

             HEALTHCARE FACILITIES (3.16%)
  900,000    Community Health Systems, Inc.*                              24,384,740     33,075,000
1,500,000    Manor Care, Inc.                                             32,956,389     70,380,000
                                                                         -----------    -----------
                                                                          57,341,129    103,455,000
             HEALTHCARE PRODUCTS (2.54%)
  565,000    DENTSPLY International, Inc.                                 24,654,030     34,239,000
  800,000    Henry Schein, Inc.*                                          22,796,151     37,384,000
  200,000    Zimmer Holdings, Inc.*                                        6,087,903     11,344,000
                                                                         -----------    -----------
                                                                          53,538,084     82,967,000
             HEALTHCARE SERVICES (5.02%)
  700,000    Advanced Medical Optics, Inc.*                               31,405,216     35,490,000
  250,000    Caremark Rx, Inc.                                             5,389,305     12,467,500
  125,000    Charles River Laboratories Intl., Inc.*                       3,530,597      4,600,000
  525,000    Covance, Inc.*                                               30,655,338     32,140,500
  425,000    Fisher Scientific Intl., Inc.*                               24,522,276     31,046,250
  190,000    IDEXX Laboratories, Inc.*                                    14,791,757     14,274,700
  525,000    Stericycle, Inc.*                                            31,427,789     34,177,500
                                                                         -----------    -----------
                                                                         141,722,278    164,196,450
             HEALTHCARE SERVICES - INSURANCE (1.56%)
  700,000    WellPoint, Inc.*                                             17,819,752     50,939,000

             HOTELS AND LODGING (2.75%)
  850,000    Choice Hotels Intl., Inc.                                     4,185,563     51,510,000
  625,000    Four Seasons Hotels, Inc.                                    23,375,834     38,400,000
                                                                         -----------    -----------
                                                                          27,561,397     89,910,000
             MEDIA (0.99%)
  600,000    Lamar Advertising Co., Cl A*                                 33,089,975     32,316,000

             REAL ESTATE (2.38%)
1,850,000    CB Richard Ellis Group, Inc., Cl A*                          21,963,346     46,065,000
  141,844    Corrections Corp. of America*                                     1,419      7,509,221
  525,000    The St. Joe Company                                          34,866,683     24,433,500
                                                                         -----------    -----------
                                                                          56,831,448     78,007,721
             REAL ESTATE - HOME BUILDING (1.86%)
  250,000    M.D.C. Holdings, Inc.                                        15,462,427     12,982,500
   40,000    NVR, Inc.*                                                   13,394,243     19,650,000
1,100,000    Toll Brothers, Inc.*                                         22,617,686     28,127,000
                                                                         -----------    -----------
                                                                          51,474,356     60,759,500

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Shares                                                               Cost           Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (cont'd)
----------------------------------------------------------------------------------------------------
             REAL ESTATE - REITS (3.98%)
  314,000    Alexander's, Inc.*#                                         $20,453,936    $85,332,640
   80,000    AvalonBay Communities, Inc.                                   8,451,711      8,849,600
  175,000    Forest City Enterprises, Inc., Cl A                           7,309,363      8,734,250
  250,000    SL Green Realty Corp.                                        21,214,463     27,367,500
                                                                         -----------    -----------
                                                                          57,429,473    130,283,990
             RECREATION AND RESORTS (15.10%)
  700,000    Boyd Gaming Corp.                                            30,904,281     28,252,000
2,400,000    Kerzner Intl., Ltd.*#                                        77,808,281    190,272,000
3,000,000    Vail Resorts, Inc.*#                                         61,273,805    111,300,000
  850,000    Wynn Resorts, Ltd.*                                          19,006,090     62,305,000
1,459,408    Wynn Resorts, Ltd.*@                                         30,030,772    101,625,876
                                                                         -----------    -----------
                                                                         219,023,229    493,754,876
             RESTAURANTS (0.66%)
  800,000    The Cheesecake Factory, Inc.*                                17,142,316     21,560,000

             RETAIL - CONSUMER STAPLES (1.78%)
  900,000    Whole Foods Market, Inc.                                     25,563,386     58,176,000

             RETAIL - SPECIALTY STORES (1.96%)
  550,000    CarMax, Inc.*                                                14,518,495     19,503,000
  500,000    O'Reilly Automotive, Inc.*                                   12,587,919     15,595,000
  800,000    Tiffany & Co.                                                26,059,638     26,416,000
  150,000    Urban Outfitters, Inc.*                                       3,809,659      2,623,500
                                                                         -----------    -----------
                                                                          56,975,711     64,137,500
             TRANSPORTATION (3.99%)
1,500,000    C. H. Robinson Worldwide, Inc.                               27,854,391     79,950,000
  900,000    Expeditors International of Washington, Inc.                 21,676,121     50,409,000
                                                                         -----------    -----------
                                                                          49,530,512    130,359,000
             UTILITY SERVICES (1.86%)
2,250,000    Southern Union Co.                                           28,662,596     60,885,000
                                                                         -----------    -----------
TOTAL COMMON STOCKS                                                    1,690,573,535  3,148,379,821
                                                                       -------------  -------------
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.29%)
----------------------------------------------------------------------------------------------------
             EDUCATION (0.01%)
  105,264    Apollo International, Inc. S-A CV Pfd.*@#                     2,000,016        400,000

             HEALTHCARE SERVICES (0.28%)
    5,849    Somerford Corp. S-A Conv. Pfd.*@                              9,090,399      9,090,397
                                                                         -----------    -----------
TOTAL CONVERTIBLE PREFERRED STOCKS                                        11,090,415      9,490,397
                                                                         -----------    -----------

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Principal Amount                                                        Cost           Value
----------------------------------------------------------------------------------------------------
CORPORATE BONDS (0.06%)
----------------------------------------------------------------------------------------------------
              HEALTHCARE SERVICES
$ 1,833,334   Somerford Corp. 8.50%
                Sub. Conv. Deb. due 04/23/2007@                          $ 1,833,334    $ 1,833,334
                                                                       ------------    ------------
----------------------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (3.10%)
----------------------------------------------------------------------------------------------------
  2,199,028   Cargil Global Funding plc
                5.30% due 07/03/2006                                       2,199,028      2,199,028
  4,799,999   Chesham Finance Ltd. 5.29%
                due 07/03/2006                                             4,799,999      4,799,999
 19,974,100   Citigroup Funding, Inc. 5.19%
                due 07/05/2006                                            19,974,100     19,974,100
 24,479,420   Ebury Finance LLC 5.33%
                due 07/05/2006                                            24,479,420     24,479,420
 19,991,217   Ecolab, Inc. 5.27%
                due 07/03/2006                                            19,991,217     19,991,217
  9,988,400   General Electric Capital
                Corp. 5.23% due 07/05/2006                                 9,988,400      9,988,400
 19,982,433   SanPaolo IMI U.S Financial Co.
                5.27% due 07/05/2006                                      19,982,433     19,982,433
                                                                        ------------    ------------
TOTAL SHORT TERM MONEY MARKET
 INSTRUMENTS                                                             101,414,597    101,414,597
                                                                      --------------   -------------
TOTAL INVESTMENTS (99.72%)                                            $1,804,911,881   3,261,118,149
                                                                     ==============
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.28%)                                                                  9,216,484
                                                                                       -------------
NET ASSETS (EQUIVALENT TO $59.93 PER
 SHARE BASED ON 54,570,221 SHARES
 OUTSTANDING)                                                                         $3,270,334,633
                                                                                      ==============

---------------
%   Represents percentage of net assets
@   Restricted and fair valued securities
#   See Note 3 regarding "affiliated investments".
*   Non-income producing securities

                     See Notes to Schedules of Investments.

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

   Shares                                                                  Cost           Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (94.75%)
----------------------------------------------------------------------------------------------------
             ADVERTISING SERVICES (0.48%)
  100,000    Getty Images, Inc.*                                         $ 1,681,600    $ 6,351,000
  800,000    Harte-Hanks, Inc.                                            17,379,908     20,512,000
                                                                         -----------    -----------
                                                                          19,061,508     26,863,000
             APPAREL (2.15%)
2,900,000    Carter's, Inc.*                                              39,178,712     76,647,000
1,000,000    Under Armour, Inc. Cl A*                                     32,681,805     42,620,000
                                                                         -----------    -----------
                                                                          71,860,517    119,267,000
             AUTOMOTIVE PARTS (0.24%)
7,946,000    Delphi Corp.*                                                13,538,582     13,508,200

             BUSINESS SERVICES (2.89%)
  600,000    Brown & Brown, Inc.                                           9,830,329     17,532,000
1,592,000    ChoicePoint, Inc.*                                           35,519,748     66,497,840
1,325,000    CoPart, Inc.*                                                31,401,691     32,542,000
  750,000    Gevity HR, Inc.                                              13,453,363     19,912,500
  850,000    Macquarie Infrastructure Company Trust                       28,527,469     23,451,500
                                                                         -----------    -----------
                                                                         118,732,600    159,935,840
             CHEMICAL (0.90%)
  700,000    Senomyx, Inc.*                                                6,340,864     10,101,000
1,650,000    Symyx Technologies, Inc.*                                    26,885,343     39,847,500
                                                                         -----------    -----------
                                                                          33,226,207     49,948,500
             COMMUNICATIONS (1.97%)
1,104,820    Equinix, Inc.*                                               36,440,373     60,610,425
1,850,000    SBA Communications Corp., Cl A*                               7,166,474     48,359,000
                                                                         -----------    -----------
                                                                          43,606,847    108,969,425
             CONSULTING (0.18%)
  550,000    LECG Corp.*                                                  11,292,307     10,158,500

             CONSUMER PRODUCTS (1.02%)
1,550,000    Church & Dwight Co., Inc.                                    57,122,687     56,451,000

             CONSUMER SERVICES (1.80%)
  925,000    Chemed Corp.                                                 35,405,713     50,440,250
1,183,000    Morningstar, Inc.*                                           25,529,492     49,070,840
                                                                         -----------    -----------
                                                                          60,935,205     99,511,090
             DISTRIBUTION (2.19%)
1,200,000    Beacon Roofing Supply, Inc.*                                 30,032,478     26,412,000
  875,000    Pool Corp. (formerly known as SCP Pool Corp.)                34,074,625     38,176,250
  945,000    Watsco, Inc.                                                 61,254,076     56,529,900
                                                                         -----------    -----------
                                                                         125,361,179    121,118,150
             EDUCATION (3.15%)
3,700,000    DeVry, Inc.*#                                                62,024,338     81,289,000
  700,000    Strayer Education, Inc.                                      57,859,739     67,984,000
1,150,000    Universal Technical Institute, Inc.*                         31,350,206     25,323,000
                                                                         -----------    -----------
                                                                         151,234,283    174,596,000
             ENERGY SERVICES (7.69%)
1,050,000    Carbo Ceramics, Inc.                                         62,945,173     51,586,500
  250,000    Complete Production Services, Inc.*                           6,005,910      5,910,000
  400,000    Core Laboratories N.V.*                                      19,417,274     24,416,000
  950,000    Dresser-Rand Group, Inc.*                                    22,927,256     22,306,000
3,700,000    Encore Acquisition Co.*#                                     64,684,811     99,271,000
  750,000    EXCO Resources, Inc.*                                         9,812,500      8,550,000
1,100,000    FMC Technologies, Inc.*                                      25,188,996     74,206,000
  300,000    Foundation Coal Holdings, Inc.                               11,010,993     14,079,000
1,000,000    International Coal Group, Inc.*                               9,995,123      7,190,000
  100,000    Petrohawk Energy Corp.*                                       1,342,750      1,260,000
  637,500    PHI, Inc.*                                                   18,390,290     21,165,000
  487,500    Range Resources Corp.                                         8,333,343     13,255,125
  440,000    SEACOR Holdings, Inc.*                                       17,768,097     36,124,000
  700,000    SunPower Corp., Cl A*                                        19,912,723     19,614,000
  650,000    Whiting Petroleum Corp.*                                     22,550,925     27,215,500
                                                                         -----------    -----------
                                                                         320,286,164    426,148,125

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

   Shares                                                                  Cost           Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (cont'd)
----------------------------------------------------------------------------------------------------
             FINANCIAL SERVICES - ASSET MANAGEMENT (1.37%)
1,600,000    Cohen & Steers, Inc.                                        $24,788,860    $37,760,000
  650,000    Eaton Vance Corp.                                            11,290,146     16,224,000
  260,000    GAMCO Investors, Inc., Cl A                                   3,811,537      9,557,600
  290,000    Nuveen Investments, Inc., Cl A                                7,748,686     12,484,500
                                                                         -----------    -----------
                                                                          47,639,229     76,026,100
             FINANCIAL SERVICES - BANKING (4.35%)
  625,000    Cathay General Bancorp                                       22,783,925     22,737,500
  850,000    Center Financial Corp.#                                      18,904,650     20,094,000
  800,000    Central Pacific Financial Corp.                              28,316,418     30,960,000
1,300,000    First Republic Bank                                          40,949,131     59,540,000
  350,000    Frontier Financial Corp.                                     12,001,297     11,896,500
4,000,000    UCBH Holdings, Inc.                                          80,006,240     66,160,000
  844,500    Western Alliance Bancorporation*                             29,067,154     29,371,710
                                                                         -----------    -----------
                                                                         232,028,815    240,759,710
             FINANCIAL SERVICES - BROKERAGE & EXCHANGES (3.98%)
1,750,000    International Securities Exchange, Inc., Cl A                49,915,686     66,622,500
4,800,000    Jefferies Group, Inc.                                        73,517,475    142,224,000
  625,000    Thomas Weisel Partners Group, Inc.*                          11,910,902     11,881,250
                                                                         -----------    -----------
                                                                         135,344,063    220,727,750
             FINANCIAL SERVICES - INSURANCE (1.77%)
1,650,000    Arch Capital Group, Ltd.*                                    51,045,431     98,109,000

             FINANCIAL SERVICES - MISCELLANEOUS (3.84%)
1,000,000    CheckFree Corp.*                                             18,042,917     49,560,000
1,525,000    National Financial Partners Corp.                            81,123,705     67,572,750
1,675,000    The First Marblehead Corp.                                   49,599,504     95,374,500
                                                                         -----------    -----------
                                                                         148,766,126    212,507,250
             FOOD AND AGRICULTURE (1.07%)
1,400,000    Ralcorp Hldgs., Inc.*#                                       53,671,573     59,542,000

             GAMING SERVICES (1.81%)
1,300,000    Scientific Games Corp., Cl A*                                32,010,748     46,306,000
1,650,000    Shuffle Master, Inc.*                                        45,610,427     54,087,000
                                                                         -----------    -----------
                                                                          77,621,175    100,393,000
             HEALTHCARE FACILITIES (3.75%)
2,000,000    Community Health Systems, Inc.*                              49,858,102     73,500,000
1,800,000    Manor Care, Inc.                                             33,815,991     84,456,000
1,650,000    United Surgical Partners Intl., Inc.*                        23,181,527     49,615,500
                                                                         -----------    -----------
                                                                         106,855,620    207,571,500
             HEALTHCARE PRODUCTS (1.85%)
1,950,000    Depomed, Inc.*                                               11,124,661     11,446,500
2,000,000    Edwards Lifesciences Corp.*                                  59,602,586     90,860,000
                                                                         -----------    -----------
                                                                          70,727,247    102,306,500
             HEALTHCARE SERVICES (3.10%)
1,200,000    Charles River Laboratories Intl., Inc.*                      34,776,122     44,160,000
  800,000    Gen-Probe, Inc.*                                             33,725,299     43,184,000
  160,000    IDEXX Laboratories, Inc.*                                     9,006,923     12,020,800
  425,000    NightHawk Radiology Holdings, Inc.*                           8,532,376      7,624,500
1,525,000    Odyssey HealthCare, Inc.*                                    17,605,293     26,794,250
1,120,000    PRA International*                                           26,361,599     24,942,400
  400,700    VCA Antech, Inc.*                                            11,830,115     12,794,351
                                                                         -----------    -----------
                                                                         141,837,727    171,520,301
             HEALTHCARE SERVICES - INSURANCE (4.73%)
3,800,000    AMERIGROUP Corp.*#                                           70,530,101    117,952,000
3,000,000    Centene Corp.*#                                              27,176,333     70,590,000
1,500,000    WellCare Health Plans, Inc.*                                 63,788,253     73,575,000
                                                                         -----------    -----------
                                                                         161,494,687    262,117,000

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

   Shares                                                                  Cost           Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (cont'd)
----------------------------------------------------------------------------------------------------
             HOTELS AND LODGING (3.09%)
1,000,000    Choice Hotels Intl., Inc.                                   $ 5,706,996    $60,600,000
1,800,000    Four Seasons Hotels, Inc.                                    71,435,019    110,592,000
                                                                         -----------    -----------
                                                                          77,142,015    171,192,000
             MEDIA (1.18%)
  575,000    Central European Media Enterprises, Ltd.*                    27,899,796     36,334,250
  800,000    LIN TV Corp., Cl A*                                          16,552,864      6,040,000
  850,000    Netflix, Inc.*                                               23,382,313     23,128,500
                                                                         -----------    -----------
                                                                          67,834,973     65,502,750
             MEDICAL EQUIPMENT (0.59%)
  275,000    Intuitive Surgical, Inc.*                                     4,029,661     32,441,750

             REAL ESTATE (3.40%)
4,950,000    CB Richard Ellis Group, Inc., Cl A*                          35,102,586    123,255,000
  666,667    CBRE Realty Finance, Inc. 144A@                              10,000,005     10,000,005
  925,000    CoStar Group, Inc.*                                          39,770,736     55,342,750
                                                                         -----------    -----------
                                                                          84,873,327    188,597,755
             REAL ESTATE - HOME BUILDING (1.62%)
  800,000    Brookfield Homes Corp.                                       27,646,967     26,360,000
  685,000    Hovnanian Enterprises, Inc., Cl A*                           16,435,626     20,604,800
  400,000    M.D.C. Holdings, Inc.                                        21,224,611     20,772,000
  175,000    Meritage Homes Corp.*                                        10,493,050      8,268,750
  525,000    Standard Pacific Corp.                                       13,607,953     13,492,500
                                                                         -----------    -----------
                                                                          89,408,207     89,498,050
             REAL ESTATE - REITS (0.86%)
   75,000    Alexander's, Inc.*                                            5,683,589     20,382,000
2,429,800    Spirit Finance Corp.                                         28,350,595     27,359,548
                                                                         -----------    -----------
                                                                          34,034,184     47,741,548
             RECREATION AND RESORTS (9.94%)
1,850,000    Ameristar Casinos, Inc.                                      36,589,852     35,982,500
  200,000    Boyd Gaming Corp.                                             5,345,491      8,072,000
1,500,000    Fontainebleau Resorts, LLC@                                  15,000,000     15,000,000
  500,000    Gaylord Entertainment Co.*                                   14,449,466     21,820,000
1,450,000    Isle of Capri Casinos, Inc.*                                 30,683,260     37,192,500
1,800,000    Kerzner Intl., Ltd.*                                         49,095,087    142,704,000
  300,000    Life Time Fitness, Inc.*                                      9,895,549     13,881,000
  575,000    Penn National Gaming, Inc.*                                  16,140,523     22,298,500
  480,800    Six Flags, Inc.*                                              3,533,791      2,702,096
1,700,000    Station Casinos, Inc.                                        39,029,399    115,736,000
1,250,000    Vail Resorts, Inc.*                                          21,897,070     46,375,000
  700,000    Wynn Resorts, Ltd.*                                           9,057,289     51,310,000
  537,677    Wynn Resorts, Ltd.*@                                         11,063,956     37,441,138
                                                                         -----------    -----------
                                                                         261,780,733    550,514,734
             RESTAURANTS (4.44%)
  950,000    California Pizza Kitchen, Inc.*                              24,386,635     26,106,000
   91,193    Chipotle Mexican Grill, Inc., Cl A*                           3,795,605      5,558,213
  525,000    Panera Bread Co., Cl A*                                      16,333,742     35,301,000
  700,000    Peet's Coffee & Tea, Inc.*#                                  15,273,681     21,133,000
1,300,000    P.F. Chang's China Bistro, Inc.*                             61,532,458     49,426,000
  800,000    Red Robin Gourmet Burgers, Inc.*                             45,540,090     34,048,000
2,750,000    The Cheesecake Factory, Inc.*                                61,590,781     74,112,500
                                                                         -----------    -----------
                                                                         228,452,992    245,684,713
             RETAIL - SPECIALTY STORES (8.81%)
  875,000    Blue Nile, Inc.*#                                            26,058,719     28,140,000
1,200,000    Cabela's, Inc., Cl A*                                        26,601,533     23,112,000
1,650,000    CarMax, Inc.*                                                34,948,928     58,509,000
2,500,000    Dick's Sporting Goods, Inc.*                                 86,074,246     99,000,000
1,350,000    DSW, Inc., Cl A*                                             33,112,042     49,167,000
  935,000    Guitar Center, Inc.*                                         53,937,552     41,579,450
  600,000    J. Crew Group, Inc.*                                         14,960,137     16,470,000
1,200,000    PETCO Animal Supplies, Inc.*                                 24,210,542     24,516,000
2,700,000    Select Comfort Corp.*#                                       38,016,795     62,019,000
  625,000    Tractor Supply Co.*                                          24,758,679     34,543,750
2,400,000    United Auto Group, Inc.                                      46,739,244     51,240,000
                                                                         -----------    -----------
                                                                         409,418,417    488,296,200

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

   Shares                                                                  Cost           Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (cont'd)
----------------------------------------------------------------------------------------------------
               SOFTWARE (0.62%)
     950,000   Kronos, Inc.*                                             $25,525,583    $34,399,500

               TRANSPORTATION (2.37%)
     290,000   American Railcar Industries, Inc.                           6,751,155      9,601,900
      60,000   Florida East Coast Industries, Inc.                         3,320,661      3,139,800
   1,863,750   Genesee & Wyoming, Inc., Cl A*                             28,652,530     66,107,213
     550,000   Landstar System, Inc.                                      13,610,268     25,976,500
   1,050,000   UTI Worldwide, Inc.                                        24,275,698     26,491,500
                                                                         -----------    -----------
                                                                          76,610,312    131,316,913
               UTILITY SERVICES (1.55%)
   1,565,000   ITC Holdings Corp.                                         42,137,404     41,597,700
   1,627,498   Southern Union Co.                                         19,474,277     44,040,096
                                                                         -----------    -----------
                                                                          61,611,681     85,637,796
                                                                         -----------    -----------
TOTAL COMMON STOCKS                                                    3,674,011,864  5,248,878,650
                                                                       -------------  -------------
---------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.14%)
---------------------------------------------------------------------------------------------------
               PHARMACEUTICAL
     750,000   Reliant Pharmaceuticals LLC Series D*@                     15,000,000      7,500,000
                                                                         -----------    -----------

Principal Amount
---------------------------------------------------------------------------------------------------
CORPORATE BONDS (1.49%)
---------------------------------------------------------------------------------------------------
               RECREATION AND RESORTS
$ 26,000,000   Wynn Resorts 6.00% Sub. Conv. Deb. due 07/15/2015          25,471,195     82,784,000
                                                                         -----------    -----------
---------------------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (4.20%)
---------------------------------------------------------------------------------------------------
   4,399,999   Chesham Finance Ltd. 5.29%
                 due 07/03/2006                                            4,399,999      4,399,999
  19,974,100   Citigroup Funding, Inc. 5.19%
                 due 07/05/2006                                           19,974,100     19,974,100
  19,942,222   Citigroup Funding, Inc. 5.22%
                 due 07/10/2006                                           19,942,222     19,942,222
  49,786,667   Citigroup Funding, Inc. 5.14%
                 due 07/12/2006                                           49,786,667     49,786,667
  38,859,760   Ebury Finance LLC 5.33%
                 due 07/05/2006                                           38,859,760     38,859,760
   9,989,655   Ebury Finance LLC 5.33%
                 due 07/06/2006                                            9,989,655      9,989,655
  29,965,200   General Electric Capital Corp.
                 5.23% due 07/05/2006                                     29,965,200     29,965,200
  49,782,139   HSH Nordbank AG 5.08%
                 due 07/03/2006                                           49,782,139     49,782,139
   9,957,417   PB Finance, Inc. 5.13%
                 due 07/07/2006                                            9,957,417      9,957,417
                                                                         -----------    -----------

TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                                232,657,159    232,657,159
                                                                         -----------    -----------
TOTAL INVESTMENTS (100.58%)                                           $3,947,140,218  5,571,819,809
                                                                      ==============
LIABILITIES LESS
  CASH AND OTHER ASSETS (-0.58%)                                                        (32,198,195)
                                                                                        -----------
NET ASSETS (EQUIVALENT TO $48.54 PER
  SHARE BASED ON 114,118,146 SHARES OUTSTANDING)                                     $5,539,621,614
                                                                                     ==============

---------------
%   Represents percentage of net assets
@   Restricted and fair valued securities
#   See note 3 regarding "affiliated investments".
*   Non-income producing securities

                     See Notes to Schedules of Investments.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

   Shares                                                                Cost           Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (96.29%)
----------------------------------------------------------------------------------------------------
             ADVERTISING SERVICES (1.26%)
  725,000    R.H. Donnelley Corp.*                                       $26,979,391    $39,200,750

             APPAREL (1.10%)
1,300,000    Carter's, Inc.*                                              21,552,173     34,359,000

             BUILDING MATERIALS (3.27%)
2,150,000    Eagle Materials, Inc.
             (formerly Eagle Materials, Inc. Cl B)                        41,913,548    102,125,000

             BUSINESS SERVICES (3.48%)
  725,000    ChoicePoint, Inc.*                                            6,949,762     30,283,250
1,650,000    First Advantage Corp., Cl A*                                 34,451,876     38,379,000
  300,000    Infocrossing, Inc.*                                           2,343,000      3,465,000
  975,000    Iron Mountain, Inc.*                                         10,010,523     36,445,500
                                                                         -----------    -----------
                                                                          53,755,161    108,572,750
             COMMUNICATIONS (5.48%)
2,000,000    American Tower Corp., Cl A*                                   7,561,242     62,240,000
2,750,000    SBA Communications Corp., Cl A*                              27,026,676     71,885,000
1,100,000    Time Warner Telecom, Inc., Cl A*                             17,503,053     16,335,000
2,000,000    UbiquiTel, Inc.*                                              7,108,961     20,680,000
                                                                         -----------    -----------
                                                                          59,199,932    171,140,000
             CONSULTING (3.07%)
  275,000    Corporate Executive Board Co.                                 4,596,432     27,555,000
1,250,000    LECG Corp.*#                                                 23,984,112     23,087,500
2,000,000    Navigant Consulting, Inc.*                                   35,521,112     45,300,000
                                                                         -----------    -----------
                                                                          64,101,656     95,942,500
             CONSUMER PRODUCTS (2.86%)
2,000,000    ACCO Brands Corp.*                                           48,493,311     43,800,000
1,625,000    DTS, Inc.*#                                                  34,251,425     31,655,000
  700,000    Marvel Entertainment, Inc.*                                  13,386,290     14,000,000
                                                                         -----------    -----------
                                                                          96,131,026     89,455,000
             DISTRIBUTION (2.35%)
1,875,000    Beacon Roofing Supply, Inc.*                                 48,389,257     41,268,750
  600,000    Pool Corp. (formerly known as SCP Pool Corp.)                22,748,022     26,178,000
  100,000    Watsco, Inc.                                                  5,625,529      5,982,000
                                                                         -----------    -----------
                                                                          76,762,808     73,428,750
             EDUCATION (3.11%)
  500,000    Apollo Group, Inc., Cl A*                                     4,269,664     25,835,000
  444,000    Strayer Education, Inc.                                      37,452,157     43,121,280
1,283,000    Universal Technical Institute, Inc.*                         38,250,411     28,251,660
                                                                         -----------    -----------
                                                                          79,972,232     97,207,940
             ENERGY SERVICES (3.65%)
2,500,000    Covanta Holding Corp.*                                       38,709,339     44,125,000
1,850,000    International Coal Group, Inc.*                              19,357,068     13,301,500
  857,500    PHI, Inc.*                                                   24,669,136     28,469,000
1,000,000    SunPower Corp., Cl A*                                        29,773,456     28,020,000
                                                                         -----------    -----------
                                                                         112,508,999    113,915,500
             ENVIRONMENTAL (0.45%)
  805,000    Nalco Holding Co.*                                           13,628,130     14,192,150

             FINANCIAL SERVICES - ASSET MANAGEMENT (0.29%)
  250,000    GAMCO Investors, Inc., Cl A                                   4,356,166      9,190,000

             FINANCIAL SERVICES - BANKING (0.35%)
1,500,000    Cash Systems, Inc.*#                                         10,062,346     10,935,000

             FINANCIAL SERVICES - INSURANCE (0.82%)
  200,000    Arch Capital Group, Ltd.*                                     5,515,966     11,892,000
  850,000    SeaBright Insurance Holdings, Inc.*                          13,779,508     13,693,500
                                                                         -----------    -----------
                                                                          19,295,474     25,585,500

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

   Shares                                                                Cost           Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (cont'd)
---------------------------------------------------------------------------------------------------
             FINANCIAL SERVICES - MISCELLANEOUS (0.47%)
  700,000    KKR Financial Corp.                                         $17,080,198   $14,567,000

             GAMING SERVICES (0.53%)
  600,000    WMS Industries, Inc.*                                        17,406,838    16,434,000

             GOVERNMENT SERVICES (4.09%)
1,150,000    DynCorp International, Inc., Cl A*                           17,155,875    11,937,000
2,850,000    FLIR Systems, Inc.*                                          64,339,752    62,871,000
  345,000    Identix, Inc.*                                                2,839,232     2,411,550
  600,000    Mantech Intl. Corp., Cl A*                                   11,308,165    18,516,000
2,120,400    Viisage Technology, Inc.*#+                                  37,308,683    32,145,264
                                                                          ----------    ----------
                                                                         132,951,707   127,880,814
             HEALTHCARE FACILITIES (5.26%)
1,353,700    American Retirement Corp.*                                   15,157,651    44,360,749
1,400,000    Brookdale Senior Living, Inc.                                34,154,494    62,636,000
1,906,438    United Surgical Partners Intl., Inc.*                        24,392,251    57,326,591
                                                                          ----------    ----------
                                                                          73,704,396   164,323,340
             HEALTHCARE SERVICES (1.55%)
  475,000    Gen-Probe, Inc.*                                             21,507,724    25,640,500
  150,000    NightHawk Radiology Holdings, Inc.*                           2,919,760     2,691,000
  895,000    PRA International*                                           21,077,668    19,931,650
                                                                          ----------    ----------
                                                                          45,505,152    48,263,150
             HEALTH SERVICES - DEVICES (0.49%)
  500,000    Laserscope*                                                  10,906,798    15,405,000

             HOTELS AND LODGING (1.09%)
  875,000    Orient-Express Hotels, Ltd.                                  34,071,238    33,985,000

             INDUSTRIAL SERVICES (1.02%)
1,000,000    United Rentals, Inc.*                                        29,677,855    31,980,000

             LEISURE (1.30%)
1,550,000    MarineMax, Inc.*#                                            41,125,552    40,656,500

             MACHINERY & ELECTRONICS (1.82%)
1,000,000    Flowserve Corp.*                                             31,808,128    56,900,000

             MANUFACTURING (6.30%)
1,000,000    Actuant Corp., Cl A                                          37,247,635    49,950,000
  553,100    HEICO Corp., Cl A                                            15,053,856    13,119,532
2,000,000    Hexcel Corp.*                                                39,833,755    31,420,000
1,250,000    Intermagnetics General Corp.*                                24,554,716    33,725,000
1,095,000    Koppers Holdings, Inc.#                                      16,009,505    21,889,050
1,000,000    Measurement Specialties, Inc.*#                              23,936,260    22,270,000
1,016,000    TransDigm Group, Inc.*                                       23,439,246    24,333,200
                                                                         -----------   -----------
                                                                         180,074,973   196,706,782
             MEDIA (1.61%)
1,250,000    CKX, Inc.*                                                   14,102,674    16,962,500
1,350,000    Gray Television, Inc.                                        10,304,445     7,816,500
2,400,000    Radio One, Inc., Cl D*                                       27,663,129    17,760,000
  380,000    Regal Entertainment Group, Cl A                               4,528,833     7,721,600
                                                                         -----------   -----------
                                                                          56,599,081    50,260,600
             MEDICAL EQUIPMENT (4.35%)
3,000,000    Immucor, Inc.*                                               12,479,187    57,690,000
  425,000    Intuitive Surgical, Inc.*                                     6,162,500    50,137,250
  950,000    Kensey Nash Corp.*#                                          27,605,709    28,025,000
                                                                         -----------   -----------
                                                                          46,247,396   135,852,250
             MINERALS & MINING (0.31%)
  450,000    Novelis, Inc.                                                10,799,176     9,711,000

             PRINTING AND PUBLISHING (0.97%)
1,500,000    Interactive Data Corp.                                       22,596,628    30,135,000

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

   Shares                                                                Cost           Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (cont'd)
----------------------------------------------------------------------------------------------------
             REAL ESTATE (2.39%)
3,000,000    CB Richard Ellis Group, Inc., Cl A*                         $29,930,480    $74,700,000

             REAL ESTATE - HOME BUILDING (2.65%)
1,250,000    Brookfield Homes Corp.                                       30,392,566     41,187,500
4,500,000    Countrywide plc^                                             24,880,619     41,609,250
                                                                         -----------    -----------
                                                                          55,273,185     82,796,750
             REAL ESTATE - REITS (1.26%)
3,500,000    Spirit Finance Corp.                                         41,177,418     39,410,000

             RECREATION AND RESORTS (8.96%)
1,400,000    Gaylord Entertainment Co.*                                   43,928,824     61,096,000
2,430,000    Great Canadian Gaming Corp.*^                                34,433,834     25,512,570
2,750,000    Great Wolf Resorts, Inc.*#                                   52,151,580     33,027,500
  550,000    Kerzner Intl., Ltd.*                                         13,662,714     43,604,000
1,401,700    Penn National Gaming, Inc.*                                  40,093,264     54,357,926
  850,000    Wynn Resorts, Ltd.*                                          12,016,631     62,305,000
                                                                         -----------    -----------
                                                                         196,286,847    279,902,996
             RESTAURANTS (5.30%)
2,250,000    AFC Enterprises, Inc.*#                                      36,931,249     28,687,500
  350,000    Panera Bread Co., Cl A*                                       9,869,197     23,534,000
  990,000    P.F. Chang's China Bistro, Inc.*                             50,496,635     37,639,800
3,000,000    Texas Roadhouse, Inc., Cl A*                                 38,035,045     40,560,000
1,300,000    The Cheesecake Factory, Inc.*                                29,841,371     35,035,000
                                                                         -----------    -----------
                                                                         165,173,497    165,456,300
             RETAIL - CONSUMER STAPLES (2.17%)
2,300,000    Iconix Brand Group, Inc.*#                                   37,384,134     37,582,000
1,250,000    NuCO2, Inc.*#                                                30,876,487     30,050,000
                                                                         -----------    -----------
                                                                          68,260,621     67,632,000
             RETAIL - SPECIALTY STORES (8.11%)
  700,000    99 Cents Only Stores*                                         8,091,122      7,322,000
1,157,503    Casual Male Retail Group, Inc.*#                              5,361,112     11,632,905
  675,000    Design Within Reach, Inc.*                                    9,586,918      4,617,000
1,500,000    DSW, Inc., Cl A*                                             36,083,956     54,630,000
1,000,000    Fossil, Inc.*                                                20,249,122     18,010,000
  750,000    Guitar Center, Inc.*                                         36,791,851     33,352,500
  300,000    J. Crew Group, Inc.*                                          7,005,581      8,235,000
2,800,000    Quiksilver, Inc.*                                            22,061,546     34,104,000
  700,000    Tractor Supply Co.*                                          24,635,320     38,689,000
2,000,000    United Auto Group, Inc.                                      38,475,185     42,700,000
                                                                         -----------    -----------
                                                                         208,341,713    253,292,405
             TRANSPORTATION (2.75%)
  400,000    American Commercial Lines, Inc.*                             10,772,593     24,100,000
  305,200    Florida East Coast Industries, Inc.                          17,085,312     15,971,116
  600,000    Grupo Aeroportuario Del Sureste SA de CV                     17,867,166     20,154,000
1,400,000    JetBlue Airways Corp.*                                       17,977,169     16,996,000
  884,200    WestJet Airlines, Ltd.*^                                      6,768,443      8,681,164
                                                                         -----------    -----------
                                                                          70,470,683     85,902,280
                                                                         -----------    -----------
TOTAL COMMON STOCKS                                                    2,265,688,602  3,007,403,007
                                                                       -------------  -------------

     Shares                                                              Cost           Value
-----------------------------------------------------------------------------------------------------
WARRANTS (0.26%)
-----------------------------------------------------------------------------------------------------
              BUSINESS SERVICES (0.03%)
    222,575   Infocrossing, Inc.
                Warrants Exp 10/16/2008*@                                $    31,784    $   821,302

              RETAIL - SPECIALTY STORES (0.23%)
  1,407,353   Casual Male Retail Group, Inc.
                Warrants Exp 04/26/2007*@#                                 2,117,151      6,638,647
    100,000   Casual Male Retail Group, Inc.
                Warrants Exp 07/02/2010*@#                                    49,000        529,000
                                                                         -----------    -----------
                                                                           2,166,151      7,167,647
                                                                         -----------    -----------
TOTAL WARRANTS                                                             2,197,935      7,988,949
                                                                         -----------    -----------
Principal Amount
----------------------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (3.18%)
----------------------------------------------------------------------------------------------------
$ 6,300,000   Chesham Finance Ltd. 5.29%
                due 07/03/2006                                             6,300,000      6,300,000
  3,000,000   Chesham Finance Ltd. 5.29%
                due 07/03/2006**                                           3,000,000      3,000,000
 19,974,100   Citigroup Funding, Inc. 5.19%
                due 07/05/2006                                            19,974,100     19,974,100
 20,014,072   Citigroup Funding, Inc. 5.15%
                due 07/13/2006                                            20,014,072     20,014,072
 19,979,311   Ebury Finance LLC 5.33%
                due 07/05/2006                                            19,979,311     19,979,311
  9,989,656   Ebury Finance LLC 5.33%
                due 07/06/2006                                             9,989,656      9,989,656
  9,995,608   Ecolab, Inc. 5.27%
                due 07/03/2006                                             9,995,608      9,995,608
  9,988,400   General Electric Capital Corp. 5.23%
                due 07/05/2006                                             9,988,400      9,988,400
                                                                         -----------    -----------
TOTAL INSTRUMENTS SHORT TERM MONEY MARKET                                 99,241,147     99,241,147
                                                                         -----------    -----------
TOTAL INVESTMENTS (99.73%)                                            $2,367,127,684  3,114,633,103
                                                                     ==============
CASH AND OTHER ASSETS
  LESS LIABILITIES (0.27%)                                                                8,543,362
                                                                                        -----------
NET ASSETS (EQUIVALENT TO $23.88 PER
  SHARE BASED ON 130,788,365 SHARES OUTSTANDING)                                     $3,123,176,465
                                                                                     ==============

---------------
%   Represents percentage of net assets
@   Restricted and fair valued securities
#   See Note 3 regarding "affiliated investments".
^   Foreign domiciled corporation
+   Represents security, or a portion thereof, on loan as of June 30, 2006.
**  Investment from cash collateral received for loaned security.
*   Non-income producing securities


                     See Notes to Schedules of Investments.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

   Shares                                                                Cost           Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (91.06%)
--------------------------------------------------------------------------------------------------
             ADVERTISING SERVICES (9.22%)
  110,000    aQuantive, Inc.*                                             $2,367,059   $2,786,300
  105,000    Digitas, Inc.*                                                  901,114    1,220,100
   65,000    Getty Images, Inc.*                                           1,735,909    4,128,150
   13,500    Google, Inc., Cl A*                                           2,160,607    5,660,955
                                                                           ---------    ---------
                                                                           7,164,689   13,795,505
             BUSINESS SERVICES (3.96%)
   50,000    ChoicePoint, Inc.*                                            1,469,626    2,088,500
   90,000    Monster Worldwide, Inc.*                                        998,258    3,839,400
                                                                           ---------    ---------
                                                                           2,467,884    5,927,900
             COMMUNICATIONS (21.79%)
  105,000    American Tower Corp., Cl A*                                     422,716    3,267,600
  179,100    Cogent Communications Group, Inc.*                            1,640,130    1,678,167
  100,000    Equinix, Inc.*                                                3,144,731    5,486,000
   60,000    NeuStar, Inc., Cl A*                                          1,859,719    2,025,000
   75,000    NTELOS Holdings Corp.*                                        1,033,003    1,083,750
   54,000    Research in Motion, Ltd.*                                     4,514,734    3,767,580
  115,000    SBA Communications Corp., Cl A*                               1,290,179    3,006,100
  155,000    Sprint Nextel Corp.                                           3,513,034    3,098,450
  620,000    Terremark Worldwide, Inc.*                                    3,674,767    2,232,000
  140,000    Time Warner Telecom, Inc., Cl A*                              2,349,147    2,079,000
  250,000    UbiquiTel, Inc.*                                              1,504,139    2,585,000
   75,000    VeriFone Holdings, Inc.*                                      1,624,149    2,286,000
                                                                           ---------    ---------
                                                                          26,570,448   32,594,647
             COMMUNICATIONS EQUIPMENT (2.12%)
   79,000    QUALCOMM, Inc.                                                2,983,090    3,165,530

             COMPUTER TECHNOLOGY (3.44%)
   90,000    Apple Computer, Inc.*                                         5,425,199    5,140,800

             CONSUMER SERVICES (4.77%)
  136,000    eBay, Inc.*                                                   3,207,636    3,983,440
   65,000    priceline.com, Inc.*                                          1,345,503    1,940,900
   40,000    Travelzoo, Inc.*                                                737,778    1,213,600
                                                                           ---------    ---------
                                                                           5,290,917    7,137,940
             ENERGY SERVICES (0.51%)
   37,500    Medis Technologies, Ltd.*                                       897,702      760,500

             ENTERPRISE HARDWARE (6.59%)
  150,000    Dell, Inc.*                                                   4,260,994    3,661,500
  150,000    Intel Corp.                                                   3,604,990    2,842,500
   85,000    Rackable Systems, Inc.*                                       2,664,407    3,356,650
                                                                           ---------    ---------
                                                                          10,530,391    9,860,650
             FINANCIAL SERVICES - BROKERAGE & EXCHANGES (13.28%)
  350,000    Charles Schwab Corp.                                          3,888,938    5,593,000
   10,000    Chicago Mercantile Exchange Holdings, Inc., Cl A              1,829,806    4,911,500
  230,000    E*TRADE Financial Corp.*                                      1,557,926    5,248,600
  102,000    optionsXpress Holdings, Inc.                                  2,092,858    2,377,620
  137,500    TradeStation Group, Inc.*                                     1,357,472    1,742,125
                                                                          ----------   ----------
                                                                          10,727,000   19,872,845
             FINANCIAL SERVICES - INSURANCE (0.83%)
  108,000    Admiral Group plc^                                            1,189,310    1,240,294

             GAMING SERVICES (1.49%)
   62,500    Scientific Games Corp., Cl A*                                 2,175,815    2,226,250

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

   Shares                                                                Cost           Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (cont'd)
--------------------------------------------------------------------------------------------------
               LEISURE (3.14%)
     120,000   Activision, Inc.*                                          $1,653,134   $1,365,600
      77,500   Electronic Arts, Inc.*                                      4,152,637    3,335,600
                                                                           ---------    ---------
                                                                           5,805,771    4,701,200
               MEDIA (11.58%)
      30,000   Central European Media Enterprises, Ltd.*                   2,110,846    1,895,700
     123,800   Comcast Corp., Cl A*                                        3,030,649    4,058,164
      82,000   Netflix, Inc.*                                              2,438,297    2,231,220
     170,000   News Corp., Cl A                                            2,983,988    3,260,600
     101,500   Time Warner, Inc.                                           1,480,641    1,755,950
     125,000   Yahoo! Inc.*                                                2,517,483    4,125,000
                                                                          ----------   ----------
                                                                          14,561,904   17,326,634
               REAL ESTATE (5.59%)
      72,500   CoStar Group, Inc.*                                         2,838,780    4,337,675
     735,000   Move, Inc.* (formerly homestore, Inc.)                      2,107,236    4,027,800
                                                                           ---------    ---------
                                                                           4,946,016    8,365,475
               RETAIL - SPECIALTY STORES (2.75%)
      75,000   Best Buy Co., Inc.                                          3,425,600    4,113,000
                                                                           ---------    ---------
TOTAL COMMON STOCKS                                                      104,161,736  136,229,170
                                                                         -----------  -----------
--------------------------------------------------------------------------------------------------
WARRANTS (0.00%)
--------------------------------------------------------------------------------------------------
               MEDIA
      20,000   Loudeye Corp. Warrants Exp 12/23/2010*@                             0            0
                                                                           ---------    ---------
Principal Amount
--------------------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (9.06%)
--------------------------------------------------------------------------------------------------
$  8,560,000   Chesham Finance Ltd. 5.29%
                 due 07/03/2006                                            8,560,000    8,560,000
   4,997,804   Ecolab, Inc. 5.27%
                 due 07/03/2006                                            4,997,804    4,997,804
                                                                           ---------    ---------
TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                                 13,557,804   13,557,804
                                                                          ----------   ----------
TOTAL INVESTMENTS (100.12%)                                             $117,719,540  149,786,974
                                                                        ============
LIABILITIES LESS
  CASH AND OTHER ASSETS (-0.12%)                                                        (183,487)
                                                                                       ---------
NET ASSETS (EQUIVALENT TO $9.80 PER
  SHARE BASED ON 15,258,462 SHARES OUTSTANDING)                                     $149,603,487
                                                                                    ============

---------------
%   Represents percentage of net assets
*   Non-income producing securities
@   Restricted and fair valued securities
^   Foreign domiciled corporation

                     See Notes to Schedules of Investments.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

     Shares                                                                Cost           Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (99.60%)
----------------------------------------------------------------------------------------------------
              ADVERTISING SERVICES (2.09%)
     16,000   Getty Images, Inc.*                                        $ 1,045,922    $ 1,016,160
      4,000   Google, Inc., Cl A*                                            480,476      1,677,320
                                                                         -----------    -----------
                                                                           1,526,398      2,693,480
              BUSINESS SERVICES (5.34%)
     43,000   Automatic Data Processing, Inc.                              1,911,394      1,950,050
     60,000   ChoicePoint, Inc.*                                           2,718,600      2,506,200
     65,000   Iron Mountain, Inc.*                                         2,044,769      2,429,700
                                                                         -----------    -----------
                                                                           6,674,763      6,885,950
              COMMUNICATIONS (2.76%)
     85,000   American Tower Corp., Cl A*                                  2,000,626      2,645,200
     13,000   Research in Motion, Ltd.                                     1,092,836        907,010
                                                                         -----------    -----------
                                                                           3,093,462      3,552,210
              COMMUNICATIONS EQUIPMENT (1.40%)
     45,000   QUALCOMM, Inc.                                               1,763,592      1,803,150

              COMPUTER TECHNOLOGY (3.94%)
     55,000   Apple Computer, Inc.*                                        3,100,892      3,141,600
     83,000   Microsoft Corp.                                              1,815,658      1,933,900
                                                                         -----------    -----------
                                                                           4,916,550      5,075,500
              CONSULTING (0.63%)
     15,000   Moody's Corp.                                                  653,419        816,900

              CONSUMER PRODUCTS (10.72%)
     21,000   Anheuser-Busch Companies, Inc.                                 965,623        957,390
     34,000   Cadbury Schweppes plc                                        1,279,719      1,319,880
     44,000   Diageo plc                                                   2,959,386      2,972,200
     25,000   Nike, Inc., Cl B                                             2,109,692      2,025,000
     45,000   PepsiCo, Inc.                                                2,688,677      2,701,800
     69,000   The Procter & Gamble Co.                                     3,793,762      3,836,400
                                                                         -----------    -----------
                                                                          13,796,859     13,812,670
              CONSUMER SERVICES (1.39%)
     61,000   eBay, Inc.*                                                  2,500,884      1,786,690

              DISTRIBUTION (0.84%)
     27,000   Fastenal Co.                                                 1,156,248      1,087,830

              ENERGY SERVICES (7.16%)
     33,000   Diamond Offshore Drilling, Inc.                              2,903,571      2,769,690
     20,000   Kinder Morgan, Inc.                                          1,361,698      1,997,800
     39,000   Transocean, Inc.*                                            3,194,566      3,132,480
     30,000   XTO Energy, Inc.                                               591,818      1,328,100
                                                                         -----------    -----------
                                                                           8,051,653      9,228,070
              FINANCIAL SERVICES - ASSET MANAGEMENT (3.12%)
     43,000   AllianceBernstein Holding L.P.                               2,643,735      2,629,020
     14,000   Legg Mason, Inc.                                             1,663,655      1,393,280
                                                                         -----------    -----------
                                                                           4,307,390      4,022,300
              FINANCIAL SERVICES - BANKING (0.79%)
     13,000   Zions Bancorporation                                           903,403      1,013,220

              FINANCIAL SERVICES - BROKERAGE & EXCHANGES (8.86%)
     17,000   Bear Stearns Companies, Inc.                                 2,216,928      2,381,360
    240,000   Charles Schwab Corp.                                         3,116,248      3,835,200
      6,000   Chicago Mercantile Exchange Holdings, Inc., Cl A             1,499,604      2,946,900
     15,000   The Goldman Sachs Group, Inc.                                2,198,393      2,256,450
                                                                         -----------    -----------
                                                                           9,031,173     11,419,910
              FINANCIAL SERVICES - INSURANCE (1.73%)
         10   Berkshire Hathaway, Inc., Cl A*                                901,365        916,590
     38,500   W. R. Berkley Corp.                                            947,091      1,314,005
                                                                         -----------    -----------
                                                                           1,848,456      2,230,595
              FINANCIAL SERVICES - MISCELLANEOUS (3.80%)
     92,000   American Express Co.                                         4,839,699      4,896,240

              HEALTHCARE PRODUCTS (1.10%)
     25,000   Zimmer Holdings, Inc.*                                       1,710,020      1,418,000

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2006 (UNAUDITED)

     Shares                                                                Cost           Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (cont'd)
--------------------------------------------------------------------------------------------------
              HEALTHCARE SERVICES (2.85%)
     35,000   Laboratory Corp. of America Holdings*                       $1,935,488   $2,178,050
     25,000   Quest Diagnostics, Inc.                                      1,376,060    1,498,000
                                                                           ---------    ---------
                                                                           3,311,548    3,676,050
              HEALTHCARE SERVICES - INSURANCE (4.61%)
     45,000   UnitedHealth Group, Inc.                                     1,736,487    2,015,100
     54,000   WellPoint, Inc.*                                             3,492,683    3,929,580
                                                                           ---------    ---------
                                                                           5,229,170    5,944,680
              LEISURE (0.60%)
     18,000   Electronic Arts, Inc.*                                       1,037,679      774,720

              MEDIA (7.98%)
     21,000   Lamar Advertising Co., Cl A*                                 1,173,781    1,131,060
    150,000   News Corp., Cl A                                             2,465,892    2,877,000
    140,000   Walt Disney Co.                                              3,622,190    4,200,000
     63,000   Yahoo! Inc.*                                                 1,854,802    2,079,000
                                                                           ---------    ---------
                                                                           9,116,665   10,287,060
              PHARMACEUTICAL (2.33%)
     50,000   Johnson & Johnson                                            3,022,872    2,996,000

              REAL ESTATE SERVICES (1.45%)
     75,000   CB Richard Ellis Group, Inc., Cl A*                          1,896,254    1,867,500

              REAL ESTATE - REITS (2.04%)
     27,000   Vornado Realty Trust                                         1,784,411    2,633,850

              RECREATION AND RESORTS (8.45%)
     30,000   Boyd Gaming Corp.                                            1,497,429    1,210,800
     65,000   Las Vegas Sands Corp.*                                       2,297,878    5,060,900
     73,000   Marriott International, Inc., Cl A                           2,299,204    2,782,760
     25,000   Wynn Resorts, Ltd.*                                          1,823,593    1,832,500
                                                                           ---------    ---------
                                                                           7,918,104   10,886,960
              RESTAURANTS (1.17%)
     40,000   Starbucks Corp.*                                               928,761    1,510,400

              RETAIL - CONSUMER STAPLES (8.41%)
     25,000   Costco Wholesale Corp.                                       1,005,075    1,428,250
     55,000   CVS Corp.                                                    1,435,268    1,688,500
     41,000   Target Corp.                                                 1,954,582    2,003,670
     65,000   Wal-Mart Stores, Inc.                                        3,190,978    3,131,050
     40,000   Whole Foods Market, Inc.                                     2,526,676    2,585,600
                                                                           ---------    ---------
                                                                          10,112,579   10,837,070
              RETAIL - SPECIALTY STORES (4.04%)
     40,000   Bed Bath & Beyond, Inc.*                                     1,464,649    1,326,800
     25,000   Best Buy Co., Inc.                                             877,204    1,371,000
     62,000   Coach, Inc.*                                                 1,481,769    1,853,800
     20,000   Tiffany & Co.                                                  658,156      660,400
                                                                           ---------    ---------
                                                                           4,481,778    5,212,000
                                                                           ---------    ---------
TOTAL COMMON STOCKS                                                      115,613,790  128,369,005
                                                                         -----------  -----------
Principal Amount
--------------------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (0.85%)
--------------------------------------------------------------------------------------------------
$ 1,100,000   Chesham Finance, Ltd. 5.29%
                due 07/03/2006                                             1,100,000    1,100,000
                                                                           ---------    ---------

TOTAL INVESTMENTS (100.45%)                                             $116,713,790  129,469,005
                                                                        ============

LIABILITIES LESS
  CASH AND OTHER ASSETS (-0.45%)                                                        (580,911)
                                                                                        ---------
NET ASSETS (EQUIVALENT TO $11.87 PER
  SHARE BASED ON 10,855,879 SHARES OUTSTANDING)                                      $128,888,094
                                                                                     ============

----------------
% Represents percentage of net assets
* Non-income producing securities

                     See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

Baron Investment Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

(1) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value

(2) COST OF INVESTMENTS FOR INCOME TAX PURPOSES.

At June 30, 2006 the net realized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:


                                  BARON ASSET       BARON GROWTH    BARON SMALL CAP   BARON iOPPORTUNITY   FIFTH AVENUE GROWTH
                                      FUND              FUND             FUND                FUND                  FUND
                                      ----              ----             ----                ----                  ----
Cost of investments            $ 1,806,911,866   $ 3,969,140,006   $ 2,367,389,135        $ 120,386,063          $ 116,745,896
                               ================  ================  ================  ===================  =====================

Unrealized appreciation          1,508,054,003     1,756,935,028       918,510,168           37,749,817             16,487,568
Unrealized depreciation            (53,847,720)     (154,255,225)     (171,266,200)          (8,348,906)            (3,764,459)
                               ----------------  ----------------  ----------------  -------------------  ---------------------
Net unrealized appreciation    $ 1,454,206,283   $ 1,602,679,803     $ 747,243,968         $ 29,400,911           $ 12,723,109
                               ================  ================  ================  ===================  =====================


3) INVESTMENT IN "AFFILIATES"*

BARON ASSET FUND
----------------
                                                    Balance of        Gross       Gross Sales      Balance of
                                                  Shares Held on    Purchases         and        Shares Held on       Value
NAME OF ISSUER                                    Sept. 30, 2005  and Additions   Reductions      Jun. 30, 2006   Jun. 30, 2006
--------------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                                     314,000                                          314,000      $85,332,640
Apollo International, Inc. S-A CV Pfd.                105,264                                          105,264          400,000
ChoicePoint, Inc.                                   4,500,000                       310,000          4,190,000                  **
Kerzner Intl., Ltd.                                 2,400,000                                        2,400,000      190,272,000
Vail Resorts, Inc.                                  3,000,000                                        3,000,000      111,300,000
                                                                                                                 ---------------
  TOTAL INVESTMENT IN "AFFILIATES"                                                                                 $387,304,640
     (11.8% OF NET ASSETS)                                                                                       ===============


* Affiliated investments, as defined in the Investment Company Act of
  1940, are issuers in which a Fund held 5% or more of the outstanding voting securities during the period October 1, 2005 to June 30, 2006.
**As of June 30, 2006, no longer an affiliated investment.
--------------------------------------------------------------------------------

INVESTMENT IN "AFFILIATES"*

BARON GROWTH FUND
-----------------
                                                    Balance of        Gross       Gross Sales      Balance of
                                                  Shares Held on    Purchases         and        Shares Held on       Value
NAME OF ISSUER                                    Sept. 30, 2005  and Additions   Reductions      Jun. 30, 2006   Jun. 30, 2006
--------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP, Corp.                                   3,800,000                                        3,800,000     $117,952,000
Blue Nile, Inc.                                       875,000                                          875,000       28,140,000
Carter's, Inc.^                                     1,450,000       1,450,000                        2,900,000                   **
Centene Corp.                                       3,199,500                       199,500          3,000,000       70,590,000
Center Financial Corp.                                850,000                                          850,000       20,094,000
DeVry, Inc.                                         3,700,000                                        3,700,000       81,289,000
Encore Acquisition Co.                              3,700,000                                        3,700,000       99,271,000
Peet's Coffee & Tea, Inc.                             600,000         100,000                          700,000       21,133,000
Ralcorp Hldgs., Cl A                                1,300,000         100,000                        1,400,000       59,542,000
Select Comfort Corp.++                              1,800,000         900,000                        2,700,000       62,019,000
                                                                                                                 ---------------
  TOTAL INVESTMENT IN "AFFILIATES"                                                                                 $560,030,000
     (10.1% OF NET ASSETS)                                                                                       ===============

^  Received 1,450,000 shares from 2:1 stock spiit.
++ Received 900,000 shares from 3:2 stock split.
*  Affiliated investments, as defined in the Investment Company Act of
   1940, are issuers in which a Fund held 5% or more of the outstanding voting securities during the period October 1, 2005 to June 30, 2006.
**As of June 30, 2006, no longer an affiliated investment.
--------------------------------------------------------------------------------


INVESTMENT IN "AFFILIATES"*

BARON SMALL CAP FUND
--------------------
                                                    Balance of        Gross       Gross Sales      Balance of
                                                  Shares Held on    Purchases         and        Shares Held on       Value
NAME OF ISSUER                                    Sept. 30, 2005  and Additions   Reductions      Jun. 30, 2006   Jun. 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
AFC Enterprises, Inc.                               1,850,000         400,000                       2,250,000      $28,687,500
Cash Systems, Inc.                                  1,500,000                                       1,500,000       10,935,000
Casual Male Retail Group, Inc.                      1,157,503                                       1,157,503       11,632,905
Casual Male Retail Group, Inc.,
  Warrants Exp 04/26/2007                           1,407,353                                       1,407,353        6,638,647
Casual Male Retail Group, Inc.,
  Warrants Exp 07/02/2010                             100,000                                         100,000          529,000
Design Within Reach, Inc.                           1,100,000          75,000       500,000           675,000                   **
DTS, Inc.                                           1,625,000                                       1,625,000       31,655,000
Eagle Materials, Inc.
 (formerly Eagle Materials, Inc., Cl B) +           1,000,000       2,000,000       850,000         2,150,000                   **
Eagle Materials, Inc.                                  45,600                        45,600                 -                   **
Great Wolf Resorts, Inc.                            2,500,000         250,000                       2,750,000       33,027,500
Iconix Brand Group, Inc.                                    -       2,300,000                       2,300,000       37,582,000
Immucor, Inc. (o)                                   2,500,000       1,000,000       500,000         3,000,000                   **
Infocrossing, Inc.                                  1,082,000                       782,000           300,000                   **
Infocrossing, Inc.,
  Warrants Exp 10/16/2008                             222,575                                         222,575                   **
Kensey Nash Corp.                                     941,600         108,400       100,000           950,000       28,025,000
Koppers Holdings, Inc.                                      -       1,095,000                       1,095,000       21,889,050
LECG Corp.                                          1,650,000                       400,000         1,250,000       23,087,500
MarineMax, Inc.                                     1,500,000          50,000                       1,550,000       40,656,500
Measurement Specialties, Inc.                       1,100,000                       100,000         1,000,000       22,270,000
NuCO2, Inc.                                         1,127,364         122,636                       1,250,000       30,050,000
Viisage Technology, Inc.                                    -       2,120,400                       2,120,400       32,145,264
                                                                                                                ---------------
  TOTAL INVESTMENT IN "AFFILIATES"                                                                                $358,810,866
     (11.5% OF NET ASSETS)                                                                                      ==============

+   Received 2,000,000 shares from 3:1 stock split.
(o) Received 1,000,000 shares from 3:2 stock split.
*   Affiliated investments, as defined in the Investment Company Act of
    1940, are issuers in which a Fund held 5% or more of the outstanding voting securities during the period October 1, 2005 to June 30, 2006.
**  As of June 30, 2006, no longer an affiliated investment.
--------------------------------------------------------------------------------

For additional information regarding the Funds' other significant accounting policies, please refer to the Funds' most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Investment Funds Trust




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  August 18, 2006




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   August 18, 2006